Warrants (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2021 D $ / shares shares	Dec. 31, 2020 D item $ / shares shares	Jun. 30, 2019
Class of Warrant or Right [Line Items]
Public Warrants expiration term			30 days
Warrants on common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	15 days	15 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days	60 days
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating Market Value	20	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Warrants on common stock | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants | D	30	30
Threshold trading days for redemption of public warrants | D	20	20
Threshold number of business days before sending notice of redemption to warrant holders	3	3
Redemption period	30 days	30 days
Private Placement Warrants | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	7,520,000	7,520,000
Public Warrants | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	13,800,000	13,800,000